Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 27, 2013	Oct. 28, 2012	Oct. 30, 2011
Operating Activities
Net earnings	$ 530,076	$ 504,961	$ 479,196
Adjustments to reconcile to net cash provided by operating activities:
Depreciation	115,371	110,519	114,689
Amortization of intangibles	9,479	8,975	9,476
Equity in earnings of affiliates, net of dividends	13,507	(1,583)	(22,726)
Provision for deferred income taxes	1,067	4,668	6,752
Gain on property/equipment sales and plant facilities	(2,127)	(170)	(632)
Non-cash investment activities	(2,705)	(3,514)	3,995
Stock-based compensation expense	17,596	16,710	17,229
Excess tax benefit from stock-based compensation	(23,406)	(8,847)	(15,205)
Other	963		486
Changes in operating assets and liabilities, net of acquisitions:
Increase in accounts receivable	(44,459)	(45,931)	(30,171)
Decrease (increase) in inventories	31,699	(64,698)	(92,052)
(Increase) decrease in prepaid expenses and other current assets	(9,792)	7,194	10,513
Increase (decrease) in pension and post-retirement benefits	11,283	(10,019)	5,197
(Decrease) increase in accounts payable and accrued expenses	(10,747)	(484)	3,732
Net Cash Provided by Operating Activities	637,805	517,781	490,479
Investing Activities
Net sale (purchase) of trading securities	77,558		(20,000)
Acquisitions of businesses/intangibles	(665,415)	(168)	(7,207)
Purchases of property/equipment	(106,762)	(132,303)	(96,911)
Proceeds from sales of property/equipment	10,164	4,564	4,386
(Increase) decrease in investments, equity in affiliates, and other assets	(6,619)	21,143	(51,253)
Net Cash Used in Investing Activities	(691,074)	(106,764)	(170,985)
Financing Activities
Proceeds from long-term debt, net			247,564
Principal payments on long-term debt			(350,000)
Dividends paid on common stock	(174,320)	(152,204)	(129,975)
Share repurchase	(70,819)	(61,366)	(152,930)
Proceeds from exercise of stock options	30,212	14,700	53,780
Excess tax benefit from stock-based compensation	23,406	8,847	15,205
Distribution to noncontrolling interest	(4,000)	(3,500)	(8,000)
Proceeds from noncontrolling interest		774
Other			(1,146)
Net Cash Used in Financing Activities	(195,521)	(192,749)	(325,502)
Effect of Exchange Rate Changes on Cash	416	990	1,293
(Decrease) Increase in Cash and Cash Equivalents	(248,374)	219,258	(4,715)
Cash and cash equivalents at beginning of year	682,388	463,130	467,845
Cash and Cash Equivalents at End of Year	$ 434,014	$ 682,388	$ 463,130